Note 13 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets, Valuation Allowance	$ 0	$ 0
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	401,000
Unrecognized Tax Benefits	$ 0	$ 0